UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05652

Dreyfus Municipal Income, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	09/30
Date of reporting period:	12/31/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Income, Inc.
December 31, 2016 (Unaudited)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
148.5%	Rate (%)	Date	Amount ($)		Value ($)
Alabama - 3.0%
Jefferson County,
Sewer Revenue Warrants	0/7.75	10/1/46	4,000,000	[a]	2,995,200
Lower Alabama Gas District,
Gas Project Revenue	5.00	9/1/46	2,500,000		2,764,750
					5,759,950
Arizona - 8.4%
La Paz County Industrial Development
Authority,
Education Facility LR (Charter Schools
Solutions-Harmony Public Schools
Project)	5.00	2/15/46	1,500,000	[b]	1,555,845
Pima County Industrial Development
Authority,
Education Revenue (American Charter
Schools Foundation Project)	5.63	7/1/38	200,000		180,950
Pinal County Electrical District Number 4,
Electric System Revenue (Prerefunded)	6.00	12/1/18	1,300,000	[c]	1,416,779
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	2,190,000		2,438,718
Tender Option Bond Trust Receipts (Series
2016-XM0447),
(Salt River Project Agricultural
Improvement and Power District, Salt
River Project Electric System Revenue)
Recourse	5.00	1/1/38	9,998,763	[b,d]	10,392,713
					15,985,005
California - 22.2%
California,
GO (Various Purpose)	5.75	4/1/31	3,950,000		4,314,427
California,
GO (Various Purpose)	6.00	3/1/33	1,250,000		1,414,800
California,
GO (Various Purpose)	6.50	4/1/33	3,000,000		3,320,760
California,
GO (Various Purpose)	6.00	11/1/35	2,500,000		2,784,550
Sacramento County,
Airport System Subordinate and
Passenger Facility Charges Grant
Revenue	6.00	7/1/35	2,250,000		2,389,343
Santa Ana Community Redevelopment
Agency,
Tax Allocation Revenue (Merged
Project Area)	6.75	9/1/28	3,000,000		3,471,300
Tender Option Bond Trust Receipts (Series
2016-XM0371),
(Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)) Non-recourse	5.25	5/15/18	10,000,000	[b,d]	11,093,500

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
148.5% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 22.2% (continued)
Tender Option Bond Trust Receipts (Series
2016-XM0387),
(Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)) Non-recourse	5.00	5/15/21	4,000,000	[b,d]	4,416,960
Tender Option Bond Trust Receipts (Series
2016-XM0390),
(The Regents of the University of
California, General Revenue) Non-
recourse	5.00	5/15/21	3,750,000	[b,d]	4,242,525
Tobacco Securitization Authority of
Southern California,
Tobacco Settlement Asset-Backed
Bonds (San Diego County Tobacco Asset
Securitization Corporation)	5.00	6/1/37	3,500,000		3,345,860
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company Project)
(Prerefunded)	5.88	1/1/19	1,500,000	[c]	1,637,415
					42,431,440
Colorado - 6.7%
Colorado Educational and Cultural
Facilities Authority,
Charter School Revenue (American
Academy Project) (Prerefunded)	8.00	12/1/18	1,500,000	[c]	1,717,005
E-470 Public Highway Authority,
Senior Revenue	5.25	9/1/25	1,000,000		1,087,140
E-470 Public Highway Authority,
Senior Revenue	5.38	9/1/26	1,000,000		1,088,010
Tender Option Bond Trust Receipts (Series
2016-XM0385),
(Board of Governors of the Colorado
State University, System Enterprise
Revenue) Non-recourse	5.00	3/1/20	2,550,000	[b,d]	2,822,034
Tender Option Bond Trust Receipts (Series
2016-XM0433),
(Colorado Springs, Utilities System
Improvement Revenue) Recourse	5.00	11/15/43	4,000,000	[b,d]	4,509,400
University of Colorado Regents,
University Enterprise Revenue
(Prerefunded)	5.38	6/1/19	1,500,000	[c]	1,638,135
					12,861,724
Connecticut - 1.4%
Connecticut Health and Educational
Facilities Authority,
Revenue (Trinity Health Credit Group)	5.00	12/1/45	2,500,000		2,739,750
District of Columbia - 4.1%
Tender Option Bond Trust Receipts (Series
2016-XM0437),
(District of Columbia, Income Tax
Secured Revenue) Recourse	5.00	12/1/35	6,999,163	[b,d]	7,860,618
Florida - 8.1%
Citizens Property Insurance Corporation,
Coastal Account Senior Secured
Revenue	5.00	6/1/25	1,700,000		1,980,823

Long-Term Municipal Investments -	Coupon	Maturity	Principal
148.5% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida - 8.1% (continued)
Davie,
Educational Facilities Revenue (Nova
Southeastern University Project)	5.63	4/1/43	1,000,000		1,111,230
Greater Orlando Aviation Authority,
Airport Facilities Revenue	6.25	10/1/20	3,980,000		4,425,601
Halifax Hospital Medical Center,
HR	4.00	6/1/41	1,000,000		987,680
Mid-Bay Bridge Authority,
Springing Lien Revenue (Prerefunded)	7.25	10/1/21	2,500,000	[c]	3,104,950
Saint Johns County Industrial Development
Authority,
Revenue (Presbyterian Retirement
Communities Project) (Prerefunded)	5.88	8/1/20	2,500,000	[c]	2,851,275
South Lake County Hospital District,
Revenue (South Lake Hospital, Inc.)	6.25	4/1/39	1,000,000		1,083,430
					15,544,989
Georgia - 2.7%
Atlanta,
Water and Wastewater Revenue
(Prerefunded)	6.00	11/1/19	3,000,000	[c]	3,379,620
Atlanta Development Authority,
Senior Lien Revenue (New Downtown
Atlanta Stadium Project)	5.25	7/1/40	1,500,000		1,714,125
					5,093,745
Hawaii - 1.4%
Hawaii Department of Budget and Finance,
Special Purpose Revenue (Hawaiian
Electric Company, Inc. and Subsidiary
Projects)	6.50	7/1/39	2,400,000		2,606,760
Illinois - 9.3%
Chicago,
General Airport Third Lien Revenue
(Chicago O'Hare International Airport)	5.63	1/1/35	1,000,000		1,116,310
Chicago,
Second Lien Wastewater Transmission
Revenue	5.00	1/1/39	1,100,000		1,167,738
Chicago,
Second Lien Water Revenue	5.00	11/1/28	1,000,000		1,114,910
Chicago,
Second Lien Water Revenue	5.00	11/1/29	1,500,000		1,664,715
Chicago,
Second Lien Water Revenue (Insured;
AMBAC)	5.00	11/1/32	2,000,000		2,005,120
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	5.00	12/15/28	1,500,000		1,576,890
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	5.00	6/15/52	500,000		513,430
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	5.00	6/15/53	2,500,000		2,567,150

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
148.5% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Illinois - 9.3% (continued)
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	6.00	6/1/28	2,000,000		2,283,460
Tender Option Bond Trust Receipts (Series
2016-XM0378),
(Greater Chicago Metropolitan Water
Reclamation District, GO Capital
Improvement Bonds) Non-recourse	5.00	12/1/19	2,500,000	[b,d]	2,751,975
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue	5.13	4/1/36	1,000,000		1,080,470
					17,842,168
Iowa - 1.0%
Iowa Student Loan Liquidity Corporation,
Student Loan Revenue	5.75	12/1/28	1,710,000		1,822,210
Louisiana - 1.0%
Louisiana Public Facilities Authority,
Revenue (CHRISTUS Health Obligated
Group)	6.13	7/1/29	1,000,000		1,099,440
Louisiana Public Facilities Authority,
Revenue (Entergy Louisiana, LLC
Project)	3.50	6/1/30	800,000		780,528
					1,879,968
Maine - .7%
Maine Health and Higher Educational
Facilities Authority,
Revenue (Maine General Medical Center
Issue)	7.50	7/1/32	1,250,000		1,422,300
Maryland - 4.0%
Maryland Economic Development
Corporation,
EDR (Transportation Facilities Project)	5.75	6/1/35	1,000,000		1,077,740
Maryland Economic Development
Corporation,
PCR (Potomac Electric Project)	6.20	9/1/22	2,500,000		2,742,150
Maryland Health and Higher Educational
Facilities Authority,
Revenue (Adventist HealthCare Issue)	5.50	1/1/46	1,500,000		1,633,620
Tender Option Bond Trust Receipts (Series
2016-XM0391),
(Mayor and City Council of Baltimore,
Project Revenue (Water Projects)) Non-
recourse	5.00	7/1/21	2,000,000	[b,d]	2,226,240
					7,679,750
Massachusetts - 5.3%
Massachusetts Development Finance
Agency,
Revenue (Tufts Medical Center Issue)	7.25	1/1/32	1,500,000		1,762,290
Massachusetts Educational Financing
Authority,
Education Loan Revenue (Issue K)	5.25	7/1/29	1,875,000		2,030,625
Massachusetts Health and Educational
Facilities Authority,
Revenue (Suffolk University Issue)	6.25	7/1/30	2,000,000		2,192,360

Long-Term Municipal Investments -	Coupon	Maturity	Principal
148.5% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts - 5.3% (continued)
Tender Option Bond Trust Receipts (Series
2016-XM0386),
(University of Massachusetts Building
Authority, Project and Refunding
Revenue) Non-recourse	5.00	5/1/21	3,698,335	[b,d]	4,106,334
					10,091,609
Michigan - 5.2%
Detroit,
Water Supply System Senior Lien
Revenue	5.00	7/1/31	1,500,000		1,609,140
Detroit,
Water Supply System Senior Lien
Revenue	5.00	7/1/36	3,000,000		3,184,680
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Senior Lien Local Project
Bonds) (Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/36	500,000		547,040
Michigan Strategic Fund,
SWDR (Genesee Power Station Project)	7.50	1/1/21	1,800,000		1,746,162
Royal Oak Hospital Finance Authority,
HR (William Beaumont Hospital
Obligated Group) (Prerefunded)	8.00	9/1/18	2,500,000	[c]	2,776,825
					9,863,847
Minnesota - 2.4%
Minneapolis,
Health Care System Revenue (Fairview
Health Services) (Prerefunded)	6.75	11/15/18	3,000,000	[c]	3,304,650
Saint Paul Housing and Redevelopment
Authority,
Hospital Facility Revenue (HealthEast
Care System Project)	5.00	11/15/44	1,200,000		1,271,364
					4,576,014
Mississippi - 2.3%
Mississippi Business Finance Corporation,
PCR (System Energy Resources, Inc.
Project)	5.88	4/1/22	2,200,000		2,211,000
Warren County,
Gulf Opportunity Zone Revenue
(International Paper Company Project)	5.38	12/1/35	2,000,000		2,205,880
					4,416,880
Missouri - 1.1%
Missouri Health and Educational Facilities
Authority,
Revenue (Lutheran Senior Services
Projects)	5.00	2/1/46	2,000,000		2,054,300
New Jersey - 4.5%
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.25	6/15/40	1,250,000		1,272,175

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
148.5% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 4.5% (continued)
New Jersey Economic Development
Authority,
Water Facilities Revenue (New Jersey -
American Water Company, Inc. Project)	5.70	10/1/39	2,000,000		2,171,780
New Jersey Higher Education Student
Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty Corp.)	6.13	6/1/30	1,690,000		1,763,904
New Jersey Transportation Trust Fund
Authority,
Transportation Program Revenue	5.25	6/15/33	1,000,000		1,028,160
Tobacco Settlement Financing Corporation
of New Jersey,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/29	2,500,000		2,319,750
					8,555,769
New Mexico - 1.7%
Farmington,
PCR (Public Service Company of New
Mexico San Juan Project)	5.90	6/1/40	3,000,000		3,275,040
New York - 11.5%
New York City Educational Construction
Fund,
Revenue	6.50	4/1/28	1,500,000		1,762,785
New York City Industrial Development
Agency,
PILOT Revenue (Yankee Stadium
Project) (Insured; Assured Guaranty
Corp.)	7.00	3/1/49	1,435,000		1,589,148
Port Authority of New York and New
Jersey,
Special Project Bonds (JFK
International Air Terminal LLC Project)	6.00	12/1/36	1,500,000		1,698,600
Tender Option Bond Trust Receipts (Series
2016-XM0436),
(New York City Municipal Water
Finance Authority, Water and Sewer
System Second General Resolution
Revenue) Recourse	5.00	6/15/44	7,400,000	[b,d]	8,226,210
Tender Option Bond Trust Receipts (Series
2016-XM0439),
(New York City Transitional Finance
Authority, Future Tax Secured
Revenue) Recourse	5.00	5/1/30	7,996,798	[b,d]	8,596,597
					21,873,340
North Carolina - 2.9%
Tender Option Bond Trust Receipts (Series
2016-XM0444),
(North Carolina Medical Care
Commission, Health Care Facilities
Revenue (Duke University Health
System)) Recourse	5.00	6/1/42	5,000,000	[b,d]	5,548,100
Ohio - 1.2%
Butler County,
Hospital Facilities Revenue (UC Health)	5.50	11/1/40	1,500,000		1,674,645

Long-Term Municipal Investments -	Coupon	Maturity	Principal
148.5% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio - 1.2% (continued)
Ohio Air Quality Development Authority,
Air Quality Revenue (Ohio Valley
Electric Corporation Project)	5.63	10/1/19	600,000		646,722
					2,321,367
Pennsylvania - 3.3%
Clairton Municipal Authority,
Sewer Revenue	5.00	12/1/42	1,000,000		1,079,540
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/46	1,000,000		1,103,410
Philadelphia,
GO	6.50	8/1/41	1,750,000		2,004,555
Tender Option Bond Trust Receipts (Series
2016-XM0373),
(Geisinger Authority, Health System
Revenue (Geisinger Health System))
Non-recourse	5.13	6/1/35	2,000,000	[b,d]	2,163,440
					6,350,945
South Carolina - 7.0%
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)
(Prerefunded)	5.50	1/1/19	2,760,000	[c]	2,990,736
Tender Option Bond Trust Receipts (Series
2016-XM0384),
(South Carolina Public Service
Authority, Revenue Obligations (Santee
Cooper)) Non-recourse	5.13	6/1/37	4,800,000	[b,d]	5,354,640
Tobacco Settlement Revenue Management
Authority of South Carolina,
Tobacco Settlement Asset-Backed
Bonds (Escrowed to Maturity)	6.38	5/15/30	3,750,000		5,029,762
					13,375,138
Tennessee - 1.2%
Tender Option Bond Trust Receipts (Series
2016-XM0388),
(Metropolitan Government of Nashville
and Davidson County, Water and Sewer
Revenue) Non-recourse	5.00	7/1/21	2,000,000	[b,d]	2,230,960
Texas - 14.7%
Clifton Higher Education Finance
Corporation,
Revenue (Uplift Education)	4.25	12/1/34	1,000,000		961,100
Harris County-Houston Sports Authority,
Senior Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	0.00	11/15/52	4,000,000	[e]	742,800
Houston,
Airport System Subordinate Lien
Revenue	5.00	7/1/25	1,300,000		1,421,953
La Vernia Higher Education Finance
Corporation,
Education Revenue (Knowledge is
Power Program, Inc.) (Prerefunded)	6.25	8/15/19	2,250,000	[c]	2,522,498
Lower Colorado River Authority,
Transmission Contract Revenue (Lower
Colorado River Authority Transmission
Services Corporation Project)	5.00	5/15/45	2,500,000		2,756,725

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
148.5% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas - 14.7% (continued)
Lubbock Educational Facilities Authority,
Improvement Revenue (Lubbock
Christian University) (Prerefunded)	5.25	11/1/17	1,500,000	[c]	1,553,220
North Texas Education Finance
Corporation,
Education Revenue (Uplift Education)	5.13	12/1/42	2,000,000		2,070,500
North Texas Tollway Authority,
First Tier System Revenue (Insured;
Assured Guaranty Corp.)	5.75	1/1/40	235,000		243,754
North Texas Tollway Authority,
Second Tier System Revenue
(Prerefunded)	5.75	1/1/18	1,000,000	[c]	1,046,350
Tender Option Bond Trust Receipts (Series
2016-XM0377),
(San Antonio, Electric and Gas Systems
Junior Lien Revenue) Non-recourse	5.00	2/1/21	6,300,000	[b,d]	7,018,263
Tender Option Bond Trust Receipts (Series
2016-XM0443),
(Texas A&M University System Board of
Regents, Financing System Revenue)
Recourse	5.00	5/15/39	5,000,000	[b,d]	5,451,050
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue (Blueridge
Transportation Group, LLC State
Highway 288 Toll Lanes Project)	5.00	12/31/50	1,200,000		1,248,420
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue (Blueridge
Transportation Group, LLC State
Highway 288 Toll Lanes Project)	5.00	12/31/55	1,000,000		1,050,260
					28,086,893
Washington - 4.2%
Barclays Capital Municipal Trust Receipts
(Series 27 B),
(King County, Sewer Revenue)
Recourse	5.00	1/1/29	2,999,037	[b,d]	3,325,182
Washington Health Care Facilities
Authority,
Mortgage Revenue (Highline Medical
Center) (Collateralized; FHA)
(Prerefunded)	6.25	8/1/18	2,890,000	[c]	3,109,929
Washington Health Care Facilities
Authority,
Revenue (Catholic Health Initiatives)	6.38	10/1/36	1,500,000		1,606,500
					8,041,611
West Virginia - .5%
The County Commission of Harrison
County,
SWDR (Allegheny Energy Supply
Company, LLC Harrison Station Project)	5.50	10/15/37	1,000,000		990,990
Wisconsin - 2.9%
Public Finance Authority of Wisconsin,
Lease Development Revenue (KU
Campus Development Corporation -
Central District Development Project)	5.00	3/1/46	5,000,000		5,521,750

Long-Term Municipal Investments -	Coupon	Maturity	Principal
148.5% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Wyoming - 1.1%
Wyoming Municipal Power Agency,
Power Supply System Revenue
(Prerefunded)	5.50	1/1/18	2,000,000 [c]	2,088,140
U.S. Related - 1.5%
Guam,
LOR (Section 30) (Prerefunded)	5.75	12/1/19	1,500,000 [c]	1,675,470
Puerto Rico Commonwealth,
Public Improvement GO (Insured;
Assured Guaranty Municipal Corp.)	5.00	7/1/35	1,250,000	1,273,450
				2,948,920
Total Investments (cost $262,210,078)			148.5%	283,741,990
Liabilities, Less Cash and Receivables			(22.3%)	(42,635,527)
Preferred Stock, at redemption value			(26.2%)	(50,000,000)
Net Assets Applicable to Common Shareholders			100.0%	191,106,463

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, these securities amounted to $103,892,586, or 54.36% of net assets applicable to Common Shareholders.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Collateral for floating rate borrowings.
e Security issued with a zero coupon. Income is recognized through the accretion of discount.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Income, Inc.
December 31, 2016 (Unaudited)

The following is a summary of the inputs used as of December 31, 2016 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	283,741,990	-	283,741,990
Liabilities ($)
Floating Rate Notes††	-	(46,492,096)	-	(46,492,096)

†   See Statement of Investments for additional detailed categorizations.
†† Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative
GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.
Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service
(the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).
Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.
All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the
“Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the
Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An inverse floater security may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the
Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust
Certificates to tender their certificates in exchange for payment from the Liquidity
Provider of par plus accrued interest on any business day prior to a termination event.
When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity

NOTES

Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater
Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any
Liquidation Shortfall.

At December 31, 2016, accumulated net unrealized appreciation on investments was
$21,531,912, consisting of $22,015,808 gross unrealized appreciation and $483,896 gross unrealized depreciation.

At December 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of
Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Income, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 14, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    February 14, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)